Benefit Plans Benefit Plans - Summary of Benefit Plan (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Sep. 30, 2013	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year			$ 578.0		$ 469.0
Service cost			3.7		2.9	$ 11.6
Interest cost			23.8		23.0	27.6
Actuarial (gain) loss		$ (71.0)	(29.8)		112.6
Plan participant contributions			0.0		0.0
Medicare retiree drug subsidy reimbursements			0.0		0.0
Benefits paid			(29.3)		(29.5)
Benefit obligation at end of year			546.4		578.0	469.0
Change in plan assets
Fair value of plan assets at beginning of year			364.2		346.6
Actual return on plan assets			(0.6)		37.5
Employer contributions			13.6		9.6
Plan participant contributions			0.0		0.0
Benefits paid			(29.3)		(29.5)
Fair value of plan assets at end of year			347.9		364.2	346.6
Funded status			(198.5)		(213.8)
Amounts recognized in balance sheets
Current liabilities			3.5		3.5
Noncurrent liabilities	[1]		195.0		210.3
Unrecognized net actuarial loss	[2]		(167.5)		(176.1)
Unrecognized prior service cost (benefit)			(0.1)	[2]	(0.1)
Net amount recognized			30.9		37.6
Change in accumulated other comprehensive income
Balance at beginning of year			(176.2)		(77.9)
Prior service credit recognized during the year			0.0		(0.2)
Net actuarial losses recognized during the year			6.6		3.0
Net actuarial gains (losses) occurring during the year			2.0		(101.1)
Balance at end of year			(167.6)		(176.2)	(77.9)
Other Benefits
Change in benefit obligation
Benefit obligation at beginning of year			14.5		13.1
Service cost			0.0		0.0	0.0
Interest cost			0.6		0.6	0.6
Actuarial (gain) loss			(1.4)		1.9
Plan participant contributions			0.1		0.1
Medicare retiree drug subsidy reimbursements			0.2		0.2
Benefits paid			(1.3)		(1.4)
Benefit obligation at end of year			12.7		14.5	13.1
Change in plan assets
Fair value of plan assets at beginning of year			0.0		0.0
Actual return on plan assets			0.0		0.0
Employer contributions			1.2		1.3
Plan participant contributions			0.1		0.1
Benefits paid			(1.3)		(1.4)
Fair value of plan assets at end of year			0.0		0.0	0.0
Funded status			(12.7)		(14.5)
Amounts recognized in balance sheets
Current liabilities			1.2		1.4
Noncurrent liabilities	[1]		11.3		13.1
Unrecognized net actuarial loss	[2]		(2.5)		(4.3)
Unrecognized prior service cost (benefit)			0.1		0.2
Net amount recognized			10.1		10.4
Change in accumulated other comprehensive income
Balance at beginning of year			(4.1)		(2.2)
Prior service credit recognized during the year			(0.2)		(0.2)
Net actuarial losses recognized during the year			0.3		0.2
Net actuarial gains (losses) occurring during the year			1.4		(1.9)
Balance at end of year			$ (2.6)		$ (4.1)	$ (2.2)

[1]	Included in the consolidated balance sheets in pensions and other benefits and other post-retirement benefits are international plans.
[2]	Represents amounts in accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost.